Long-term debt, current and non-current, textuals 3 (Details)					6 Months Ended
	Jul. 16, 2018 USD ($)	May 19, 2015 USD ($)	Dec. 19, 2014 USD ($)	Jan. 13, 2014 USD ($)	Jun. 30, 2021 USD ($) installment	Jun. 29, 2020 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR plus margin
Commonwealth Bank of Australia, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 9,500,000
Debt Instrument, Number of installments | installment					32
Debt Instrument, Frequency of Periodic Payments					quarterly
Debt Instrument, Periodic Payment, Principal					$ 156,000
Debt Instrument, Balloon Payment					$ 4,500,000
Debt Instrument, Maturity Date					Jan. 13, 2022
Loan Margin Percentage					2.25%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 53,500,000
Debt Instrument, Number of installments | installment					14
Debt Instrument, Periodic Payment, Principal					$ 1,574,000
Debt Instrument, Balloon Payment					$ 31,466,000
Debt Instrument, Maturity Date					Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis					LIBOR
Loan Margin Percentage					2.00%
BNP Paribas [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 75,000,000
Debt Instrument, Number of installments | installment					20
Debt Instrument, Frequency of Periodic Payments					quarterly
Debt Instrument, Periodic Payment, Principal					$ 1,562,500
Debt Instrument, Balloon Payment					$ 43,750,000
Debt Instrument, Maturity Date					Jul. 16, 2023
Debt Instrument, Description of Variable Rate Basis					LIBOR
Loan Margin Percentage					2.30%
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | installment					5
Debt Instrument, Frequency of Periodic Payments					semi-annual
Debt Instrument, Periodic Payment, Principal					$ 1,574,000
Debt Instrument, Balloon Payment					$ 23,596,000	$ 31,466,000
Debt Instrument, Maturity Date					May 19, 2024
Loan Margin Percentage					2.50%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 93,080,000
Debt Instrument, Number of installments | installment					24
Debt Instrument, Frequency of Periodic Payments					quarterly
Debt Instrument, Periodic Payment, Principal					$ 1,862,000
Debt Instrument, Balloon Payment					$ 48,402,000
Debt Instrument, Maturity Date					Mar. 19, 2021
Loan Margin Percentage					2.10%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | installment					8
Debt Instrument, Frequency of Periodic Payments					quarterly
Debt Instrument, Periodic Payment, Principal					$ 1,862,000
Debt Instrument, Balloon Payment					$ 40,955,000
Debt Instrument, Maturity Date					Mar. 19, 2022
Debt Instrument, Description of Variable Rate Basis					LIBOR
Loan Margin Percentage					2.25%